Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per common share - USD ($)	1 Months Ended	3 Months Ended				6 Months Ended				8 Months Ended
	Jan. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jul. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Sep. 30, 2021
Numerator Net loss Minus Amount Allocable To Redeemable Common Stock And Change In Fair Value [Abstract]
Allocation of net loss	$ (3,480)	$ (2,421,183)				$ (817,104)				$ (3,081,952)
Denominator Weighted Average Common Stock Subject To Possible Redemption [Abstract]
Basic and diluted weighted average shares outstanding		217,644,991				436				206,708,013
Basic and diluted net loss per share, common stock subject to possible redemption (in Dollars per share)		$ (0.01)				$ (1,874.09)				$ (0.01)
GOOD WORKS ACQUISITION CORP. [Member]
Numerator Net loss Minus Amount Allocable To Redeemable Common Stock And Change In Fair Value [Abstract]
Allocation of net loss			$ (1,043,471)	$ (1,015,511)	$ (2,000)		$ (2,058,982)	$ (107,031)	$ (2,000)
GOOD WORKS ACQUISITION CORP. [Member] | Redeemable Common Stock [Member]
Numerator Net loss Minus Amount Allocable To Redeemable Common Stock And Change In Fair Value [Abstract]
Allocation of net loss			$ (825,915)				$ (1,629,700)
Denominator Weighted Average Common Stock Subject To Possible Redemption [Abstract]
Basic and diluted weighted average shares outstanding			17,000,000				17,000,000
Basic and diluted net loss per share, common stock subject to possible redemption (in Dollars per share)			$ (0.05)				$ (0.10)
GOOD WORKS ACQUISITION CORP. [Member] | Non Redeemable Common Stock [Member]
Numerator Net loss Minus Amount Allocable To Redeemable Common Stock And Change In Fair Value [Abstract]
Allocation of net loss			$ (217,556)				$ (429,282)
Denominator Weighted Average Common Stock Subject To Possible Redemption [Abstract]
Basic and diluted weighted average shares outstanding			4,478,000				4,478,000
Basic and diluted net loss per share, common stock subject to possible redemption (in Dollars per share)			$ (0.05)				$ (0.10)